Fair Value of Financial Instruments and Risk Management - Reconciliation of Changes in Fair Value of Assets Classified as Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	$ 3	$ 2
Realized gains (losses)	14	(13)
Settlements	(9)	12
Transfers of assets out of level 3	0	(2)
Transfers of liabilities out of level 3	0	4
Balance, end of year	$ 8	$ 3